Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000068414 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active U.S. Real Estate ETF
Class Name	Invesco Active U.S. Real Estate ETF
Trading Symbol	PSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active U.S. Real Estate ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active U.S. Real Estate ETF	$55	0.56%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, U.S. Real Estate was shaped by a volatile macro environment, driven by political uncertainty, shifting interest rate expectations, and mixed economic signals. Tariff announcements and policy shifts under the new presidential administration added further uncertainty, contributing to market volatility.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned -1.95%. During the same time period, the FTSE NAREIT All Equity REITs Index returned -2.61%.
What contributed to performance?
Allocations and Security Selection |  An overweight allocation to and stock selection among Data Centers was the largest relative contributor to returns. The sector benefited from long-term demand drivers such as cloud computing, artificial intelligence infrastructure buildout, and digital transformation initiatives.
Allocations and Security Selection | Stock selection within Health Care contributed to relative performance driven by overweight allocation to REITs offering exposure to senior housing, which exhibited strong fundamentals over the period and has been experiencing demographic tailwinds.
What detracted from performance?
Sub-Industry Allocations |  Allocations to Single Family Homes and Apartments detracted from relative returns as rental growth for the sectors moderated over the period amid pressure from new supply and soft demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active U.S. Real Estate ETF — NAV Return	-1.95%	5.96%	5.05%
FTSE Nareit All Equity REITs Index	-2.61%	7.22%	5.88%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 50,898,176
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 208,355
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$50,898,176
Total number of portfolio holdings	37
Total advisory fees paid	$208,355
Portfolio turnover rate	115%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.87%
American Tower Corp.	6.95%
Welltower, Inc.	6.91%
Digital Realty Trust, Inc.	6.08%
Equinix, Inc.	5.37%
Crown Castle, Inc.	4.98%
Tanger, Inc.	3.78%
Gaming and Leisure Properties, Inc.	3.70%
AvalonBay Communities, Inc.	3.51%
Iron Mountain, Inc.	3.44%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	7.87%
American Tower Corp.	6.95%
Welltower, Inc.	6.91%
Digital Realty Trust, Inc.	6.08%
Equinix, Inc.	5.37%
Crown Castle, Inc.	4.98%
Tanger, Inc.	3.78%
Gaming and Leisure Properties, Inc.	3.70%
AvalonBay Communities, Inc.	3.51%
Iron Mountain, Inc.	3.44%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund added portfolio turnover risk to its principal risks to reflect that frequent trading of portfolio securities could result in increased transaction costs, a lower return and increased tax liability.
At a meeting held on July 31, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating related fundamental investment restrictions (the “Proposal”). The Proposal resulted in the following changes to the Fund:
• The Fund’s classification changed from “diversified” to “non-diversified”, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.
• The Fund’s net expense ratio increased from the prior fiscal year end as a result of certain non-recurring costs associated with a proxy statement of the Fund.

Material Fund Change Expenses [Text Block]	• The Fund’s net expense ratio increased from the prior fiscal year end as a result of certain non-recurring costs associated with a proxy statement of the Fund.
Material Fund Change Risks Change [Text Block]
The Fund added portfolio turnover risk to its principal risks to reflect that frequent trading of portfolio securities could result in increased transaction costs, a lower return and increased tax liability.
At a meeting held on July 31, 2025, Fund shareholders approved changing the Fund’s sub-classification under the Investment Company Act of 1940, as amended (“1940 Act”), from “diversified” to “non-diversified” and eliminating related fundamental investment restrictions (the “Proposal”). The Proposal resulted in the following changes to the Fund:
• The Fund’s classification changed from “diversified” to “non-diversified”, and therefore the Fund is not required to meet certain diversification requirements under the 1940 Act.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000112015 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Downside Hedged ETF
Class Name	Invesco S&P 500® Downside Hedged ETF
Trading Symbol	PHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Downside Hedged ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Downside Hedged ETF	$34	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the Fund performed positively, led by gains in information technology. The Fund also benefited from interest income from collateral holdings. However, the Fund's CBOE Volatility Index ("VIX") futures allocations offset some of these gains.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 2.88%. During the same time period, the S&P 500® Dynamic VEQTOR Index returned 3.34%.
What contributed to performance?
Sector Allocations |  Information technology was the top contributing sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | The CBOE VIX (CBF) April 2025, a VIX futures contract, was the largest contributor.
What detracted from performance?
Sector Allocations |  The Fund's VIX futures allocations detracted the most from the Fund's performance, followed by the financials and health care sectors, respectively.
Positions | The CBOE VIX (CBF) June 2025, a VIX futures contract, was the largest detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Downside Hedged ETF — NAV Return	2.88%	4.86%	6.09%
S&P 500® Index	21.45%	17.64%	14.64%
S&P 500® Dynamic VEQTOR Index	3.34%	5.47%	6.62%
U.S. 3 Month Treasury Bill Index	4.18%	3.09%	2.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 72,605,959
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 335,146
Investment Company Portfolio Turnover	929.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$72,605,959
Total number of portfolio holdings	509
Total advisory fees paid	$335,146
Portfolio turnover rate	929%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.19%
Apple, Inc.	5.03%
Microsoft Corp.	4.82%
Amazon.com, Inc.	2.97%
Broadcom, Inc.	2.18%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.76%
Alphabet, Inc., Class C	1.65%
Tesla, Inc.	1.61%
Berkshire Hathaway, Inc., Class B	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.19%
Apple, Inc.	5.03%
Microsoft Corp.	4.82%
Amazon.com, Inc.	2.97%
Broadcom, Inc.	2.18%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.76%
Alphabet, Inc., Class C	1.65%
Tesla, Inc.	1.61%
Berkshire Hathaway, Inc., Class B	1.10%
* Excluding money market fund holdings, if any.

C000162616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Investment Grade ETF
Class Name	Invesco Variable Rate Investment Grade ETF
Trading Symbol	VRIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Variable Rate Investment Grade ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Investment Grade ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the Federal Open Market Committee (FOMC) cut interest rates by 100 basis points (bps), with the most recent 25 bps cut occurring in October of 2025. Overall credit fundamentals remained strong despite the gradual slowing of the economy, and short-term credit spreads have returned to the tightened levels last seen in November of 2024, after the volatility that followed the April 2, 2025 "Liberation Day" tariff announcements. Short duration investors have continued to position for the anticipated lowering of the Fed Funds rate.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 5.38%. During the same time period, the Bloomberg US Floating Rate Note Index returned 5.26%.
What contributed to performance?
Allocations |  Agency credit risk transfer securities, the principal Fund holdings in residential credit, were the largest positive contributors. In addition, agency mortgage-backed securities, commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) all contributed positively during the period.
Security Selection | Security selection within floating rate corporate bonds contributed meaningfully to performance during the period.
What detracted from performance?
Allocations |  The primary detractor from Fund performance was its underweight exposure to corporate credit. Corporates delivered strong returns during the period, and the Fund’s positioning limited participation in that upside.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/22/16)
Invesco Variable Rate Investment Grade ETF — NAV Return	5.38%	4.16%	3.39%
Bloomberg US Floating Rate Note Index	5.26%	3.89%	3.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.54%

Performance Inception Date	Sep. 22, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,287,453,689
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 3,655,057
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,287,453,689
Total number of portfolio holdings	346
Total advisory fees paid	$3,655,057
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 3.95%, 01/31/2027	9.40%
U.S. Treasury Floating Rate Notes, 4.01%, 04/30/2027	3.35%
U.S. Treasury Floating Rate Notes, 4.01%, 07/31/2027	3.10%
U.S. Treasury Floating Rate Notes, 4.06%, 10/31/2026	2.99%
Freddie Mac REMICs, 5.50%, 11/25/2055	0.79%
Freddie Mac REMICs, 5.55%, 11/25/2055	0.78%
Freddie Mac, Series 2024-HQA1, Class A1, STACR®, 5.43%, 03/25/2044	0.73%
Fannie Mae Connecticut Avenue Securities, Series 2023-R03, Class 2M1, 6.68%, 04/25/2043	0.71%
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.74%, 09/15/2036	0.71%
Freddie Mac REMICs, 5.68%, 04/25/2055	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 3.95%, 01/31/2027	9.40%
U.S. Treasury Floating Rate Notes, 4.01%, 04/30/2027	3.35%
U.S. Treasury Floating Rate Notes, 4.01%, 07/31/2027	3.10%
U.S. Treasury Floating Rate Notes, 4.06%, 10/31/2026	2.99%
Freddie Mac REMICs, 5.50%, 11/25/2055	0.79%
Freddie Mac REMICs, 5.55%, 11/25/2055	0.78%
Freddie Mac, Series 2024-HQA1, Class A1, STACR®, 5.43%, 03/25/2044	0.73%
Fannie Mae Connecticut Avenue Securities, Series 2023-R03, Class 2M1, 6.68%, 04/25/2043	0.71%
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.74%, 09/15/2036	0.71%
Freddie Mac REMICs, 5.68%, 04/25/2055	0.70%
* Excluding money market fund holdings, if any.

C000197599 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Ultra Short Duration ETF
Class Name	Invesco Ultra Short Duration ETF
Trading Symbol	GSY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Ultra Short Duration ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Ultra Short Duration ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the Federal Open Market Committee (FOMC) cut interest rates by 100 basis points ("bps"), with the most recent 25 bps cut occurring in October of 2025. Overall credit fundamentals remained strong despite the gradual slowing of the economy, and short-term credit spreads have returned to the tightened levels last seen in November of 2024, after the volatility that followed the April 2, 2025 "Liberation Day" tariff announcements. Short duration investors have continued to position for the anticipated lowering of the Fed Funds rate.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 5.11%. During the same time period, the ICE BofA US Treasury Bill Index returned 4.42%.
What contributed to performance?
Allocations |  Sector allocation to investment grade credit and cash securities contributed the most to positive relative performance.
What detracted from performance?
Allocations |  Duration exposure to cash securities was the main detractor during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Ultra Short Duration ETF — NAV Return	5.11%	3.25%	2.71%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US Treasury Bill Index	4.42%	3.05%	2.13%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,194,993,820
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 5,361,379
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,194,993,820
Total number of portfolio holdings	381
Total advisory fees paid	$5,361,379
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Canadian Natural Resources Ltd., 4.23%, 11/03/2025	0.75%
Jabil, Inc., 4.40%, 11/03/2025	0.69%
GA Global Funding Trust, 4.40%, 09/23/2027	0.65%
Western Midstream Operating L.P., 4.51%, 11/05/2025	0.63%
AutoNation, Inc., 4.30%, 11/06/2025	0.63%
Extra Space Storage L.P., 4.21%, 12/09/2025	0.62%
Harley-Davidson Financial Services, Inc., 4.60 - 4.96%, 11/04/2025	0.60%
Oracle Corp., 4.28%, 01/16/2026	0.57%
Air Lease Corp., 4.30%, 12/04/2025	0.56%
TELUS Corp., 4.50%, 04/09/2026	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Canadian Natural Resources Ltd., 4.23%, 11/03/2025	0.75%
Jabil, Inc., 4.40%, 11/03/2025	0.69%
GA Global Funding Trust, 4.40%, 09/23/2027	0.65%
Western Midstream Operating L.P., 4.51%, 11/05/2025	0.63%
AutoNation, Inc., 4.30%, 11/06/2025	0.63%
Extra Space Storage L.P., 4.21%, 12/09/2025	0.62%
Harley-Davidson Financial Services, Inc., 4.60 - 4.96%, 11/04/2025	0.60%
Oracle Corp., 4.28%, 01/16/2026	0.57%
Air Lease Corp., 4.30%, 12/04/2025	0.56%
TELUS Corp., 4.50%, 04/09/2026	0.55%
* Excluding money market fund holdings, if any.

C000197600 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Total Return Bond ETF
Class Name	Invesco Total Return Bond ETF
Trading Symbol	GTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Total Return Bond ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Total Return Bond ETF	$28	0.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 6.27%. During the same time period, the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
Security Selection |  Selection within structured securities, specifically 30-year conventional mortgages, was a key driver of positive performance during the period.
Allocations | An overweight allocation to investment grade financial institutions, particularly exposure to the banking sub-sector, positively contributed to relative performance.
What detracted from performance?
Allocations |  Exposure to high yield consumer cyclicals detracted from performance during the period.
Security Selection | Selection within investment grade communications detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (2/10/16)
Invesco Total Return Bond ETF — NAV Return	6.27%	0.16%	3.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.80%

Performance Inception Date	Feb. 10, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,922,560,490
Holdings Count | Holding	1,595
Advisory Fees Paid, Amount	$ 5,012,044
Investment Company Portfolio Turnover	629.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,922,560,490
Total number of portfolio holdings	1,595
Total advisory fees paid	$5,012,044
Portfolio turnover rate	629%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.79%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.58%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.19%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	3.14%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.70%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.51%
U.S. Treasury Notes, 3.50%, 09/30/2027	1.66%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.64%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.60%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2055	1.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.79%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.58%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.19%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	3.14%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.70%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.51%
U.S. Treasury Notes, 3.50%, 09/30/2027	1.66%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.64%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.60%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2055	1.41%
* Excluding money market fund holdings, if any.

C000218086 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Bond Factor ETF
Class Name	Invesco High Yield Bond Factor ETF
Trading Symbol	IHYF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Bond Factor ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Bond Factor ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Increased merger and acquisition activity, a low default rate environment, and a resilient consumer have supported high yield during the period.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 7.84%. During the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.16%.
What contributed to performance?
Security Selection |  Selection within consumer cyclical services and containers & packaging were key drivers of positive relative performance during the period.
Allocations | Overweight allocations to life insurance and oil & gas refining & marketing positively impacted relative performance during the period.
What detracted from performance?
Security Selection |  Selection within media & entertainment and chemicals were the main detractors from performance during the period.
Allocations | An underweight allocation to wirelines detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/2/20)
Invesco High Yield Bond Factor ETF — NAV Return	7.84%	4.29%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.16%	4.67%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.35%

Performance Inception Date	Dec. 02, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 134,213,358
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 253,495
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$134,213,358
Total number of portfolio holdings	491
Total advisory fees paid	$253,495
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 4.63%, 01/15/2027	0.69%
EnerSys, 4.38%, 12/15/2027	0.68%
QXO Building Products, Inc., 6.75%, 04/30/2032	0.60%
American Airlines, Inc., 7.25%, 02/15/2028	0.56%
Newmark Group, Inc., 7.50%, 01/12/2029	0.55%
Nassau Cos. of New York (The), 7.88%, 07/15/2030	0.53%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.52%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 02/15/2031	0.52%
Oceaneering International, Inc., 6.00%, 02/01/2028	0.51%
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055	0.50%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 4.63%, 01/15/2027	0.69%
EnerSys, 4.38%, 12/15/2027	0.68%
QXO Building Products, Inc., 6.75%, 04/30/2032	0.60%
American Airlines, Inc., 7.25%, 02/15/2028	0.56%
Newmark Group, Inc., 7.50%, 01/12/2029	0.55%
Nassau Cos. of New York (The), 7.88%, 07/15/2030	0.53%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.52%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 02/15/2031	0.52%
Oceaneering International, Inc., 6.00%, 02/01/2028	0.51%
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055	0.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's name and ticker symbol. The Fund’s name will change to “Invesco High Yield Systematic Bond ETF,” and its ticker will change to “GTOQ.” These changes will be effective on or about February 23, 2026.

Material Fund Change Name [Text Block]
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's name and ticker symbol. The Fund’s name will change to “Invesco High Yield Systematic Bond ETF,” and its ticker will change to “GTOQ.” These changes will be effective on or about February 23, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000222994 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Assets ESG ETF
Class Name	Invesco Real Assets ESG ETF
Trading Symbol	IVRA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Assets ESG ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Assets ESG ETF	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the Fund delivered positive returns on both an absolute and relative basis. Portfolio positioning during the period reflected companies with solid growth potential at attractive valuations, along with undervalued cyclical assets that could rebound as the economy stays strong, and interest rates possibly decline.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 5.13%. During the same time period, the S&P U.S., Canada & Mexico Real Assets Equity Index returned 3.77%.
What contributed to performance?
Real Asset Allocations |  Infrastructure, specifically midstream and utilities, and gold within natural resources.
Positions | Cheniere Energy, Inc., a midstream company; Newmont Corp., a gold company; and Welltower, Inc., a Healthcare REIT, contributed to performance.
What detracted from performance?
Real Asset Allocations |  All timber subsectors detracted from performance.
Positions | Alexandria Real Estate Equities, Inc., an Office REIT; and ONEOK, Inc., a midstream company, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/22/20)
Invesco Real Assets ESG ETF — NAV Return	5.13%	10.77%
S&P U.S., Canada & Mexico Real Assets Equity Index	3.77%	10.40%
S&P 500® Index	21.45%	15.25%

Performance Inception Date	Dec. 22, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 13,365,808
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 72,317
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$13,365,808
Total number of portfolio holdings	60
Total advisory fees paid	$72,317
Portfolio turnover rate	90%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	4.42%
Prologis, Inc.	4.33%
American Tower Corp.	4.16%
Williams Cos., Inc. (The)	3.65%
Cheniere Energy, Inc.	3.49%
Equinix, Inc.	3.37%
Kinder Morgan, Inc.	3.32%
ONEOK, Inc.	3.21%
Corteva, Inc.	3.15%
Targa Resources Corp.	2.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	4.42%
Prologis, Inc.	4.33%
American Tower Corp.	4.16%
Williams Cos., Inc. (The)	3.65%
Cheniere Energy, Inc.	3.49%
Equinix, Inc.	3.37%
Kinder Morgan, Inc.	3.32%
ONEOK, Inc.	3.21%
Corteva, Inc.	3.15%
Targa Resources Corp.	2.98%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective May 13, 2025, the Fund's structure changed from a "non-transparent" ETF to a "transparent" ETF that discloses its portfolio holdings daily and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended.
Effective May 13, 2025, the Fund's unitary management fee was reduced from 0.59% to 0.58% of the Fund's average daily net assets.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved the termination and liquidation of the Fund, with the liquidation payment to shareholders expected to take place on or about February 25, 2026. Investors, who have elected not to sell their shares before market close on February 23, 2026 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 25, 2026.

Material Fund Change Expenses [Text Block]	Effective May 13, 2025, the Fund's unitary management fee was reduced from 0.59% to 0.58% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000239743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AAA CLO Floating Rate Note ETF
Class Name	Invesco AAA CLO Floating Rate Note ETF
Trading Symbol	ICLO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AAA CLO Floating Rate Note ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AAA CLO Floating Rate Note ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the U.S. collateralized loan obligation ("CLO") market remained robust with a high new issuance and elevated refinancing and reset transactions. Demand for CLO liabilities—particularly AAAs—remained strong and base rates, although declining, remained elevated compared to historical levels, which further benefited the broader investor base.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 5.51%. During the same time period, the JP Morgan CLOIE AAA Index returned 5.64%.
What contributed to performance?
Rating Allocations |  Selective allocations to relatively higher yielding AA rated CLO Notes contributed towards relative performance.
Underlying Collateral Allocations | Selective allocations to relatively higher yielding Middle Market CLO Notes, those backed by Direct Lending investments rather than broadly syndicated loans, contributed towards relative performance.
What detracted from performance?
AAA CLO Selection |  Focused allocation towards higher quality CLO Managers and specific AAA CLOs, which are lower yielding than the market but have historically had greater levels of liquidity and lower volatility profiles, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/9/22)
Invesco AAA CLO Floating Rate Note ETF — NAV Return	5.51%	7.27%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.18%
JP Morgan CLOIE AAA Index	5.64%	7.24%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 383,311,029
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 589,465
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$383,311,029
Total number of portfolio holdings	163
Total advisory fees paid	$589,465
Portfolio turnover rate	61%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, 5.33%, 07/18/2037	2.54%
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.97%, 07/15/2037	1.96%
Park Blue CLO Ltd., Series 2025-7A, Class A1, 5.08%, 04/25/2038	1.89%
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, 5.34%, 02/20/2038	1.89%
OCP CLO Ltd., Series 2020-8RA, Class AR2, 5.10%, 10/17/2038	1.83%
Park Blue CLO Ltd., Series 2022-1A, Class A1R, 5.30%, 10/20/2037	1.68%
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.38%, 04/20/2037	1.65%
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR, 5.30%, 07/20/2037	1.57%
Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, 5.26%, 07/18/2037	1.57%
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class AR, 5.33%, 10/16/2037	1.57%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, 5.33%, 07/18/2037	2.54%
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.97%, 07/15/2037	1.96%
Park Blue CLO Ltd., Series 2025-7A, Class A1, 5.08%, 04/25/2038	1.89%
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, 5.34%, 02/20/2038	1.89%
OCP CLO Ltd., Series 2020-8RA, Class AR2, 5.10%, 10/17/2038	1.83%
Park Blue CLO Ltd., Series 2022-1A, Class A1R, 5.30%, 10/20/2037	1.68%
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.38%, 04/20/2037	1.65%
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR, 5.30%, 07/20/2037	1.57%
Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, 5.26%, 07/18/2037	1.57%
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class AR, 5.33%, 10/16/2037	1.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective December 9, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
Effective December 9, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000239744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Select ETF
Class Name	Invesco High Yield Select ETF
Trading Symbol	HIYS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Select ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Select ETF	$48	0.46%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Increased merger and acquisition activity, a low default rate environment, and a resilient consumer have supported high yield during the period.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 7.45%. During the same time period, the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index returned 8.00%.
What contributed to performance?
Sector Allocations |  An overweight allocation to finance companies positively contributed to relative performance for the period.
Security Selection | Selection within midstream and pharmaceuticals were key drivers of relative performance during the period.
What detracted from performance?
Sector Allocations |  An underweight allocation to cable & satellite and building materials detracted from relative performance.
Security Selection | Selection within retailers and oil field services were the largest detractors of relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/9/22)
Invesco High Yield Select ETF — NAV Return	7.45%	8.10%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.18%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index	8.00%	8.72%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,967,684
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 39,943
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,967,684
Total number of portfolio holdings	193
Total advisory fees paid	$39,943
Portfolio turnover rate	148%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	2.70%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027	2.52%
Studio City Finance Ltd., 5.00%, 01/15/2029	2.41%
Sunrise FinCo I B.V., 4.63%, 05/15/2032	1.47%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.39%
Melco Resorts Finance Ltd., 6.50%, 09/24/2033	1.26%
Vodafone Group PLC, 4.13%, 06/04/2081	1.20%
GGAM Finance Ltd., 6.88%, 04/15/2029	1.14%
TransDigm, Inc., 6.38%, 03/01/2029	1.12%
New Gold, Inc., 6.88%, 04/01/2032	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 8.50%, 04/15/2031	2.70%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027	2.52%
Studio City Finance Ltd., 5.00%, 01/15/2029	2.41%
Sunrise FinCo I B.V., 4.63%, 05/15/2032	1.47%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.39%
Melco Resorts Finance Ltd., 6.50%, 09/24/2033	1.26%
Vodafone Group PLC, 4.13%, 06/04/2081	1.20%
GGAM Finance Ltd., 6.88%, 04/15/2029	1.14%
TransDigm, Inc., 6.38%, 03/01/2029	1.12%
New Gold, Inc., 6.88%, 04/01/2032	1.09%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective December 9, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's name and ticker symbol. The Fund’s name will change to “Invesco Short Duration High Yield ETF,” and its ticker will change to “GTOH.” These changes will be effective on or about February 23, 2026.

Material Fund Change Name [Text Block]
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's name and ticker symbol. The Fund’s name will change to “Invesco Short Duration High Yield ETF,” and its ticker will change to “GTOH.” These changes will be effective on or about February 23, 2026.

Material Fund Change Risks Change [Text Block]
Effective December 9, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000239745 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® High Yield Municipal ETF
Class Name	Invesco Rochester® High Yield Municipal ETF
Trading Symbol	IROC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® High Yield Municipal ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® High Yield Municipal ETF	$24	0.24%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, the municipal bond market benefited from elevated supply, inflows and strong credit fundamentals. High yield municipals generally underperformed investment grade over the time period.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 3.66%. During the same time period, the S&P Municipal Bond Index returned 4.14%.
What contributed to performance?
Relative Contributors |  Underweight exposure and security selection among the education sector added to relative return over the period. An underweight exposure to non-rated bonds also added to relative return. On a regional level, security selection among bonds domiciled in Wisconsin contributed to the Fund’s performance.
What detracted from performance?
Relative Detractors |  Security selection within the transportation sector detracted from relative return over the period. Security selection among BBB- and BB-rated bonds also detracted from relative performance. On a regional level, security selection among bonds domiciled in Florida detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/9/22)
Invesco Rochester® High Yield Municipal ETF — NAV Return	3.66%	4.75%
Custom Invesco High Yield Municipal Index	3.26%	5.23%
S&P Municipal Bond Index	4.14%	3.79%
S&P Municipal Bond 50% Investment Grade / 50% High Yield Index	3.53%	4.69%
S&P Municipal Bond High Yield Index	3.02%	5.63%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 71,954,961
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 78,441
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$71,954,961
Total number of portfolio holdings	88
Total advisory fees paid	$78,441
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018 A-4, VRD RB, 3.90%, 08/01/2045	13.90%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB, 3.90%, 08/01/2034	6.95%
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-4, VRD RB, 3.90%, 08/01/2039	6.95%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	2.26%
New York (City of), NY Transitional Finance Authority, Series 2024, VRD RB, 4.00%, 05/01/2047	2.08%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	1.53%
Black Belt Energy Gas District (Gas), Series 2025 B, RB, 5.00%, 10/01/2035	1.45%
Cleveland-Cuyahoga County Port Authority (Pinecrest Public Improvement), Series 2017, RB, 7.00%, 11/15/2048	1.45%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.43%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.50%, 12/31/2060	1.42%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018 A-4, VRD RB, 3.90%, 08/01/2045	13.90%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB, 3.90%, 08/01/2034	6.95%
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-4, VRD RB, 3.90%, 08/01/2039	6.95%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	2.26%
New York (City of), NY Transitional Finance Authority, Series 2024, VRD RB, 4.00%, 05/01/2047	2.08%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	1.53%
Black Belt Energy Gas District (Gas), Series 2025 B, RB, 5.00%, 10/01/2035	1.45%
Cleveland-Cuyahoga County Port Authority (Pinecrest Public Improvement), Series 2017, RB, 7.00%, 11/15/2048	1.45%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.43%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.50%, 12/31/2060	1.42%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective July 1, 2025, Invesco Capital Management LLC, the Fund's investment adviser, has agreed to waive 100% of its management fee for the Fund through June 30, 2026.

Material Fund Change Expenses [Text Block]	Effective July 1, 2025, Invesco Capital Management LLC, the Fund's investment adviser, has agreed to waive 100% of its management fee for the Fund through June 30, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000239746 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Total Return Bond ETF
Class Name	Invesco Short Duration Total Return Bond ETF
Trading Symbol	GTOS	[5]
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Total Return Bond ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Total Return Bond ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and stability in interest rates was a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 5.89%. During the same time period, the Bloomberg 1-3 Yr Gov/Credit Index returned 5.07%.
What contributed to performance?
Security Selection |  Selection within investment grade corporate consumer cyclicals and consumer non-cyclicals were key drivers of relative performance during the period.
Allocations | Overweight allocations to commercial mortgage-backed securities, asset-backed securities, and banking were key drivers of positive performance during the period.
What detracted from performance?
Allocations |  An overweight allocation to technology was a slight detractor from performance during the period.
Security Selection | Selection within investment grade brokerages, asset managers, and exchanges also created a slight drag on overall performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/9/22)
Invesco Short Duration Total Return Bond ETF — NAV Return	5.89%	5.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.18%
Bloomberg 1-3 Yr Gov/Credit Index	5.07%	4.69%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 82,796,776
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 40,982
Investment Company Portfolio Turnover	458.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$82,796,776
Total number of portfolio holdings	449
Total advisory fees paid	$40,982
Portfolio turnover rate	458%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.78%, 02/24/2026	8.34%
U.S. Treasury Notes, 3.50%, 09/30/2027	4.08%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.71%
Amphenol Corp., 3.80%, 11/15/2027	1.58%
WULF Compute LLC, 7.75%, 10/15/2030	1.35%
U.S. Treasury Bills, 3.80%, 03/26/2026	1.26%
VoltaGrid LLC, 7.38%, 11/01/2030	1.23%
Roblox Corp., 3.88%, 05/01/2030	1.21%
Amphenol Corp., 4.55%, 11/15/2027	1.21%
Philip Morris International, Inc., 4.70%, 10/27/2028	1.21%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.78%, 02/24/2026	8.34%
U.S. Treasury Notes, 3.50%, 09/30/2027	4.08%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.71%
Amphenol Corp., 3.80%, 11/15/2027	1.58%
WULF Compute LLC, 7.75%, 10/15/2030	1.35%
U.S. Treasury Bills, 3.80%, 03/26/2026	1.26%
VoltaGrid LLC, 7.38%, 11/01/2030	1.23%
Roblox Corp., 3.88%, 05/01/2030	1.21%
Amphenol Corp., 4.55%, 11/15/2027	1.21%
Philip Morris International, Inc., 4.70%, 10/27/2028	1.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective December 9, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
Effective December 9, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000250918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Income Advantage ETF
Class Name	Invesco QQQ Income Advantage ETF
Trading Symbol	QQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco QQQ Income Advantage ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco QQQ Income Advantage ETF	$13	0.12%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the Nasdaq-100® Index had strong gains reflecting a renewed risk appetite among investors, strong tech earnings, improving sentiment regarding the US labor market and hope for eventual Fed policy accommodations. A sharp pullback in early Spring turned short lived as resilient buying in mega-cap tech pushed the Nasdaq-100® Index higher to end the fiscal year.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 24.00%. During the same time period, the Nasdaq-100® Index returned 30.95%.
What contributed to performance?
Passive Index Security Exposure |  The Fund's passive exposure to the Nasdaq-100® Index contributed to results as the tech heavy equity index recovered strongly after the sharp sell off in the early spring.
What detracted from performance?
Options-Based Income Exposure |  The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents, helped mitigate heightened market volatility, particularly in early April 2025, but overall detracted from performance as expected in steadily rising markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (7/17/24)
Invesco QQQ Income Advantage ETF — NAV Return	24.00%	19.73%
NASDAQ® Composite Index	31.99%	24.76%
Nasdaq-100® Index	30.95%	23.94%

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 434,011,885
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 290,632
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$434,011,885
Total number of portfolio holdings	124
Total advisory fees paid	$290,632
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.81%
Apple, Inc.	6.37%
Microsoft Corp.	6.11%
Broadcom, Inc.	4.57%
Amazon.com, Inc.	4.14%
Tesla, Inc.	2.64%
Alphabet, Inc., Class A	2.60%
Alphabet, Inc., Class C	2.43%
Meta Platforms, Inc., Class A	2.23%
Netflix, Inc.	1.86%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.81%
Apple, Inc.	6.37%
Microsoft Corp.	6.11%
Broadcom, Inc.	4.57%
Amazon.com, Inc.	4.14%
Tesla, Inc.	2.64%
Alphabet, Inc., Class A	2.60%
Alphabet, Inc., Class C	2.43%
Meta Platforms, Inc., Class A	2.23%
Netflix, Inc.	1.86%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio increased from the prior fiscal year end as a result of the expiration of Invesco Capital Management LLC's, the Fund's investment adviser, agreement to waive 100% of its management fee for the Fund through June 30, 2025.

Material Fund Change Expenses [Text Block]
The Fund's net expense ratio increased from the prior fiscal year end as a result of the expiration of Invesco Capital Management LLC's, the Fund's investment adviser, agreement to waive 100% of its management fee for the Fund through June 30, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000250919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Class Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Trading Symbol	RSPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Equal Weight Income Advantage ETF	$11	0.11%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, performance of the S&P 500® Equal Weight Index was challenging but ultimately positive. The S&P 500® Equal Weight Index failed to keep pace with its market cap weighted counterparts which benefited from narrow leadership. The rate sensitivity of the S&P 500® Equal Weight Index was highly reactive to Fed policy and outlook with sharp swings and rotations between sectors throughout the fiscal year.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 8.44%. During the same time period, the S&P 500® Equal Weight Index returned 8.59%.
What contributed to performance?
Passive Index Security Exposure |  The Fund's passive exposure to the S&P 500® Equal Weight Index contributed to results as some of the more rate sensitive sectors of the market reacted positively to rate cuts, but ultimately trailed the tech heavy market cap-weighted indices, as Fed policy and outlook wavered.
What detracted from performance?
Options-Based Income Exposure |  The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents helped mitigate heightened market volatility, particularly in early April 2025, but overall slightly detracted from performance as expected with some of the sharp index gains throughout the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (7/17/24)
Invesco S&P 500 Equal Weight Income Advantage ETF — NAV Return	8.44%	9.47%
S&P 500® Index	21.45%	18.52%
S&P 500® Equal Weight Index	8.59%	9.55%

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 464,042,929
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 369,319
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$464,042,929
Total number of portfolio holdings	525
Total advisory fees paid	$369,319
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF)	0.40%
Mizuho Financial Group, Inc. (Invesco S&P 500 Equal Weight ETF)	0.34%
Morgan Stanley (Invesco S&P 500 Equal Weight ETF)	0.31%
Morgan Stanley (Invesco S&P 500 Equal Weight ETF)	0.31%
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF)	0.31%
J.P. Morgan Structured Products B.V. (Invesco S&P 500 Equal Weight ETF)	0.30%
Societe Generale (Invesco S&P 500 Equal Weight ETF)	0.30%
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF)	0.30%
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF)	0.28%
Warner Bros. Discovery, Inc.	0.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF)	0.40%
Mizuho Financial Group, Inc. (Invesco S&P 500 Equal Weight ETF)	0.34%
Morgan Stanley (Invesco S&P 500 Equal Weight ETF)	0.31%
Morgan Stanley (Invesco S&P 500 Equal Weight ETF)	0.31%
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF)	0.31%
J.P. Morgan Structured Products B.V. (Invesco S&P 500 Equal Weight ETF)	0.30%
Societe Generale (Invesco S&P 500 Equal Weight ETF)	0.30%
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF)	0.30%
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF)	0.28%
Warner Bros. Discovery, Inc.	0.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio increased from the prior fiscal year end as a result of the expiration of Invesco Capital Management LLC's, the Fund's investment adviser, agreement to waive 100% of its management fee for the Fund through June 30, 2025.

Material Fund Change Expenses [Text Block]
The Fund's net expense ratio increased from the prior fiscal year end as a result of the expiration of Invesco Capital Management LLC's, the Fund's investment adviser, agreement to waive 100% of its management fee for the Fund through June 30, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000251085 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI EAFE Income Advantage ETF
Class Name	Invesco MSCI EAFE Income Advantage ETF
Trading Symbol	EFAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI EAFE Income Advantage ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI EAFE Income Advantage ETF	$18	0.16%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index (Net) had solid gains due to improving economic fundamentals, stronger-than-expected corporate earnings across Europe and Japan, and a supportive global risk environment as monetary policy became more accommodative. Investors benefited from diversification outside the U.S., with the performance of the MSCI EAFE® Index (Net) outpacing many domestic U.S. counterparts.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 19.00%. During the same time period, the MSCI EAFE® Index (Net) returned 23.03%.
What contributed to performance?
Passive Index Security Exposure |  The Fund's passive exposure to the MSCI EAFE® Index (Net) contributed to results as gains were driven by improving economic fundamentals, stronger-than-expected corporate earnings across Europe and Japan, and a supportive global risk environment as monetary policy became more accommodative.
What detracted from performance?
Options-Based Income Exposure |  The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents, helped mitigate heightened market volatility, particularly in early April 2025, but overall detracted from performance as expected in steadily rising markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (7/17/24)
Invesco MSCI EAFE Income Advantage ETF — NAV Return	19.00%	13.27%
MSCI EAFE® Index (Net)	23.03%	15.45%

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 241,163,324
Holdings Count | Holding	718
Advisory Fees Paid, Amount	$ 221,569
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$241,163,324
Total number of portfolio holdings	718
Total advisory fees paid	$221,569
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
ASML Holding N.V.	1.61%
SAP SE	1.05%
AstraZeneca PLC	0.99%
Nestle S.A.	0.96%
HSBC Holdings PLC	0.94%
Novartis AG	0.91%
Roche Holding AG	0.88%
Shell PLC	0.86%
Siemens AG	0.83%
Toyota Motor Corp.	0.75%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ASML Holding N.V.	1.61%
SAP SE	1.05%
AstraZeneca PLC	0.99%
Nestle S.A.	0.96%
HSBC Holdings PLC	0.94%
Novartis AG	0.91%
Roche Holding AG	0.88%
Shell PLC	0.86%
Siemens AG	0.83%
Toyota Motor Corp.	0.75%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio increased from the prior fiscal year end as a result of the expiration of Invesco Capital Management LLC's, the Fund's investment adviser, agreement to waive 100% of its management fee for the Fund through June 30, 2025.

Material Fund Change Expenses [Text Block]
The Fund's net expense ratio increased from the prior fiscal year end as a result of the expiration of Invesco Capital Management LLC's, the Fund's investment adviser, agreement to waive 100% of its management fee for the Fund through June 30, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000255210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Top QQQ ETF
Class Name	Invesco Top QQQ ETF
Trading Symbol	QBIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Top QQQ ETF (the “Fund”) for the period December 2, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Top QQQ ETF	$22	0.21%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22	[9]
Expense Ratio, Percent	0.21%	[10],[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, large-cap equities benefited from investment themes tied to artificial intelligence (AI), following the initial downturn and volatility related to tariff concerns. A shift in lowering interest rates also improved corporate earnings and increased risk sentiment.
• For the fiscal period December 4, 2024 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 30.37%. During the same time period, the Nasdaq-100 Mega Index returned 31.16%.
What contributed to performance?
Security Selection |  Security selection within the information technology sector contributed strongly to performance. Broadcom was a key contributor to returns for the period following several announcements to partner with major AI-related companies, improving prospects for demand.
What detracted from performance?
Allocations |  An underweight allocation to the information technology sector detracted from performance.
Security Selection | An underweight allocation to Netflix was a detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/4/24)
Invesco Top QQQ ETF — NAV Return	30.37%
NASDAQ® Composite Index	20.92%
Nasdaq-100 Mega Index	31.16%

Performance Inception Date	Dec. 04, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 42,055,320
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 54,411
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$42,055,320
Total number of portfolio holdings	13
Total advisory fees paid	$54,411
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.34%
Apple, Inc.	8.43%
Microsoft Corp.	8.08%
Broadcom, Inc.	6.04%
Amazon.com, Inc.	5.47%
Alphabet, Inc., Class A	3.44%
Alphabet, Inc., Class C	3.21%
Meta Platforms, Inc., Class A	2.95%
Netflix, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.34%
Apple, Inc.	8.43%
Microsoft Corp.	8.08%
Broadcom, Inc.	6.04%
Amazon.com, Inc.	5.47%
Alphabet, Inc., Class A	3.44%
Alphabet, Inc., Class C	3.21%
Meta Platforms, Inc., Class A	2.95%
Netflix, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000257059 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP & Energy Infrastructure ETF
Class Name	Invesco SteelPath MLP & Energy Infrastructure ETF
Trading Symbol	PIPE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) for the period February 18, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP & Energy Infrastructure ETF	$51	0.75%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 51	[12]
Expense Ratio, Percent	0.75%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, midstream sector participants continued to find attractive growth projects and execute strategic mergers and acquisitions (M&A), supported by an increase in natural gas demand driven by artificial intelligence (AI), data centers and liquefied natural gas exports.
• For the fiscal period February 20, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned -4.46%. During the same time period, the Alerian Midstream Energy Select Index-TR returned -3.87%.
What contributed to performance?
Allocations |  Sector allocation and security selection within Petroleum Transportation & Storage contributed strongly to performance.
Security Selection | Selection within the Diversified subsector, specifically TC Energy Corp., contributed to performance.
What detracted from performance?
Allocations |  An underweight allocation to the Natural Gas Transportation & Storage and a slight overweight allocation to the Gathering & Processing subsectors detracted from performance.
Security Selection | Selection within Natural Gas Transportation & Storage detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (2/20/25)
Invesco SteelPath MLP & Energy Infrastructure ETF — NAV Return	-4.46%
Alerian Midstream Energy Select Index-TR	-3.87%
S&P 500® Index	12.79%

Performance Inception Date	Feb. 20, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 48,765,495
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 150,041
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$48,765,495
Total number of portfolio holdings	28
Total advisory fees paid	$150,041
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	6.49%
Targa Resources Corp.	5.93%
TC Energy Corp.	5.84%
Plains GP Holdings L.P., Class A	5.40%
Enbridge, Inc.	4.94%
Pembina Pipeline Corp.	4.91%
Energy Transfer L.P.	4.86%
Cheniere Energy, Inc.	4.86%
Kinder Morgan, Inc.	4.76%
ONEOK, Inc.	4.70%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	6.49%
Targa Resources Corp.	5.93%
TC Energy Corp.	5.84%
Plains GP Holdings L.P., Class A	5.40%
Enbridge, Inc.	4.94%
Pembina Pipeline Corp.	4.91%
Energy Transfer L.P.	4.86%
Cheniere Energy, Inc.	4.86%
Kinder Morgan, Inc.	4.76%
ONEOK, Inc.	4.70%
* Excluding money market fund holdings, if any.

C000258361 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Managed Futures Strategy ETF
Class Name	Invesco Managed Futures Strategy ETF
Trading Symbol	IMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Managed Futures Strategy ETF (the “Fund”) for the period March 17, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Managed Futures Strategy ETF	$29	0.50%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 29	[14]
Expense Ratio, Percent	0.50%	[15],[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, the Fund declined amid a challenging environment for trend strategies, as global markets experienced frequent reversals, range-bound price action and a lack of persistent trends. At the aggregate asset class level, all four asset classes (equities, bonds, commodities and currencies) detracted from Fund performance.
• For the fiscal period March 19, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned -12.33%. During the same time period, the SG Trend Index returned 2.63%.
What contributed to performance?
Asset Class |  No asset class contributed to the Fund's performance during the period.
What detracted from performance?
Commodities |  Commodity exposure was the top detractor over the period with the largest losses in energy as geopolitical shocks caused abrupt spikes in oil. Long positioning in gold provided strong gains and positioning in wheat, soymeal and silver also helped buffer the losses.
Fixed Income | Fixed income exposure also detracted with all markets delivering losses except German 30-year Gilts which were flat for the period. The biggest losses came from US 30-year Treasuries, Canadian 10-year bonds and German 5-year government bonds.
Equities | Equity exposure detracted from Fund performance in aggregate with mixed performance across markets. Long positioning in France's CAC 40 and Europe's EuroStoxx 50 indexes provided the largest drag. Positioning in Japan's TOPIX, Canada's TSX 60 and Spain's IBEX 35 provided the largest gains, but not enough to offset losses.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (3/19/25)
Invesco Managed Futures Strategy ETF — NAV Return	-12.33%
MSCI World Index (Net)	19.69%
SG Trend Index	2.63%

Performance Inception Date	Mar. 19, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 291,930,089
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 869,963
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$291,930,089
Total number of portfolio holdings	47
Total advisory fees paid	$869,963

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Futures exposure*
(% of total notional exposure)
Commodity Risk (Long)	12.8%
Commodity Risk (Short)	6.5%
Currency Risk (Long)	9.6%
Currency Risk (Short)	9.9%
Equity Risk (Long)	27.3%
Interest Rate Risk (Long)	29.9%
Interest Rate Risk (Short)	4.0%
* Futures exposure is calculated on the notional value as a percentage of total notional exposure.
Security type allocation
(% of net assets)

C000259536 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Contrarian Equity ETF
Class Name	Invesco Comstock Contrarian Equity ETF
Trading Symbol	CSTK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Contrarian Equity ETF (the “Fund”) for the period May 5, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Contrarian Equity ETF	$18	0.34%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18	[17]
Expense Ratio, Percent	0.34%	[18],[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, U.S. large-cap equities benefited from investment themes tied to artificial intelligence (AI) technology, a resilient economy, and expectations of lower interest rates. All major U.S. stock indices had strong returns. However, volatility increased sharply in mid-2025 amid uncertainty over the long-term value of significant AI-related investments and the impact of broad U.S. tariffs on global trade, with China remaining the primary source of concern.
• For the fiscal year period May 7, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 12.98%. During the same time period, the Russell 1000® Value Index returned 12.26%.
What contributed to performance?
Allocations |  Stock selection in financials was a large relative contributor. Notably, an overweight allocation to banks, and stock selection and an underweight allocation to financial services, were key contributors to relative returns.
Security Selection | Alphabet was a key contributor to absolute returns for the period. Alphabet outperformed due to record-breaking revenue and earnings growth driven by AI integration across Search, Ads, and Cloud, along with surging demand for Google Cloud’s AI services and strong advertising resilience. These factors boosted margins, expanded the backlog, and reinforced investor confidence in its AI leadership.
What detracted from performance?
Allocations |  Stock selection in information technology was a key relative detractor. Performance was hindered mostly by not holding companies like Micron Technology, Advanced Micro Devices and Intel.
Security Selection | A key detractor to absolute performance was Comcast. Comcast underperformed due to persistent broadband subscriber losses and mounting competition from fiber and fixed wireless providers, which pressured revenue and margins despite gains in wireless and theme parks. Streaming growth at Comcast's Peacock narrowed losses but failed to offset structural declines in cable and broadband, leaving investor sentiment weak and the stock down sharply over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (5/7/25)
Invesco Comstock Contrarian Equity ETF — NAV Return	12.98%
Russell 1000® Value Index	12.26%
S&P 500® Index	22.22%

Performance Inception Date	May 07, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 110,235,816
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 164,893
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$110,235,816
Total number of portfolio holdings	55
Total advisory fees paid	$164,893
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	4.19%
Alphabet, Inc., Class A	3.78%
Wells Fargo & Co.	3.51%
Chevron Corp.	3.33%
Cisco Systems, Inc.	3.17%
CVS Health Corp.	3.13%
Microsoft Corp.	3.09%
Johnson Controls International PLC	2.73%
State Street Corp.	2.70%
Merck & Co., Inc.	2.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	4.19%
Alphabet, Inc., Class A	3.78%
Wells Fargo & Co.	3.51%
Chevron Corp.	3.33%
Cisco Systems, Inc.	3.17%
CVS Health Corp.	3.13%
Microsoft Corp.	3.09%
Johnson Controls International PLC	2.73%
State Street Corp.	2.70%
Merck & Co., Inc.	2.70%
* Excluding money market fund holdings, if any.

C000259537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Growth Focus ETF
Class Name	Invesco International Growth Focus ETF
Trading Symbol	MTRA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Growth Focus ETF (the “Fund”) for the period June 9, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Focus ETF	$22	0.54%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 22	[20]
Expense Ratio, Percent	0.54%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, the MSCI All Country World ex-U.S. Growth Index (Net) had strong gains despite trade uncertainty and concerns about the sustainability of global GDP growth. Large investments in artificial intelligence, strong corporate earnings, economic growth and central banks’ easing of monetary policies drove the market higher during the period.
• For the period June 11, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 4.72%. During the same time period, the MSCI All Country World ex-U.S. Growth Index (Net) returned 9.53%.
What contributed to performance?
Allocations |  An underweight allocation to the consumer staples sector contributed to positive relative performance.
Security Selection | Taiwan Semiconductor Manufacturing Co., Ltd. was the top contributor.
What detracted from performance?
Security Selection |  The information technology sector detracted most from relative performance, driven by security selection.
Allocations | An overweight allocation to Universal Music Group N.V. detracted most from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/11/25)
Invesco International Growth Focus ETF — NAV Return	4.72%
MSCI ACWI ex USA® Index (Net)	10.24%
MSCI All Country World ex-U.S. Growth Index (Net)	9.53%

Performance Inception Date	Jun. 11, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 167,375,155
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 125,936
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$167,375,155
Total number of portfolio holdings	51
Total advisory fees paid	$125,936
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.18%
ASML Holding N.V.	3.92%
Alibaba Group Holding Ltd., ADR	3.68%
Siemens AG	3.65%
ResMed, Inc.	3.18%
Ferguson Enterprises, Inc.	3.08%
AstraZeneca PLC	3.06%
Tencent Holdings Ltd.	3.03%
BAE Systems PLC	3.02%
Sartorius Stedim Biotech	2.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.18%
ASML Holding N.V.	3.92%
Alibaba Group Holding Ltd., ADR	3.68%
Siemens AG	3.65%
ResMed, Inc.	3.18%
Ferguson Enterprises, Inc.	3.08%
AstraZeneca PLC	3.06%
Tencent Holdings Ltd.	3.03%
BAE Systems PLC	3.02%
Sartorius Stedim Biotech	2.81%
* Excluding money market fund holdings, if any.

C000259538 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Hedged Advantage ETF
Class Name	Invesco QQQ Hedged Advantage ETF
Trading Symbol	QQHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco QQQ Hedged Advantage ETF (the “Fund”) for the period May 5, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Hedged Advantage ETF	$24	0.45%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 24	[22]
Expense Ratio, Percent	0.45%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, the NASDAQ® Composite Index had strong gains reflecting a renewed risk appetite among investors, strong tech earnings, improving sentiment regarding the US labor market and hope for eventual Fed policy accommodations. A sharp pullback in early Spring turned short lived as resilient buying in mega-cap tech pushed the NASDAQ® Composite Index higher to end the fiscal year.
• For the fiscal period May 7, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 22.59%. During the same time period, the NASDAQ® Composite Index returned 34.18%.
What contributed to performance?
Passive Index Security Exposure |  The Fund's passive exposure to the NASDAQ® Composite Index contributed to results as the tech heavy equity index charged higher post-inception of the Fund, on the back of positive earnings and improving sentiment.
What detracted from performance?
Options-Based Defensive Exposure |  The defensive options component of the Fund was a detractor from performance, as expected in a continuously rising market. By design, the Fund trades some potential upside for protection to the downside.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (5/7/25)
Invesco QQQ Hedged Advantage ETF — NAV Return	22.59%
NASDAQ® Composite Index	34.18%
Custom Invesco QQQ Hedged Advantage ETF Benchmark	18.49%

Performance Inception Date	May 07, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 12,205,619
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 24,311
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$12,205,619
Total number of portfolio holdings	280
Total advisory fees paid	$24,311
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.41%
Apple, Inc.	8.25%
Microsoft Corp.	8.09%
Alphabet, Inc., Class C	6.40%
Broadcom, Inc.	5.99%
Amazon.com, Inc.	5.45%
Tesla, Inc.	3.40%
Meta Platforms, Inc., Class A	3.15%
Netflix, Inc.	2.58%
Palantir Technologies, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.41%
Apple, Inc.	8.25%
Microsoft Corp.	8.09%
Alphabet, Inc., Class C	6.40%
Broadcom, Inc.	5.99%
Amazon.com, Inc.	5.45%
Tesla, Inc.	3.40%
Meta Platforms, Inc., Class A	3.15%
Netflix, Inc.	2.58%
Palantir Technologies, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.

C000261965 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Net Zero ETF
Class Name	Invesco Global Equity Net Zero ETF
Trading Symbol	IQSZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Equity Net Zero ETF (the “Fund”) for the period July 14, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Global Equity Net Zero ETF	$6	0.19%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 6	[24]
Expense Ratio, Percent	0.19%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• For the fiscal period ended October 31, 2025, global equity markets rose, as represented by the MSCI ACWI Index (Net). Despite geopolitical and policy uncertainties, investors rallied around company investments in artificial intelligence (AI), strong corporate earnings, economic growth and central banks’ easing of monetary policies.
• For the fiscal period July 16, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 10.68%. During the same time period, the MSCI ACWI Index (Net) returned 9.59%.
What contributed to performance?
Sector Allocations |  Sector allocation to information technology (IT) and materials added to the Fund's relative performance. Specifically, overweight exposures to computers and electronics industry within IT, and aluminum and diversified metals in materials were the largest contributors.
Country Allocations | Overweight allocations to Japan and Spain, along with an underweight allocation to the US, contributed positively to active return.
What detracted from performance?
Sector Allocations |  Overweight allocations to consumer discretionary and energy, as well as an underweight allocation to health care, detracted during the period. Within these sectors, respectively, overweight allocations to consumer services and oil & gas exploration & production, and an underweight allocation to life sciences tools & services, detracted the most.
Country Allocations | An underweight allocation to Canada and an overweight allocation to Denmark were the main detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (7/16/25)
Invesco Global Equity Net Zero ETF — NAV Return	10.68%
MSCI ACWI Index (Net)	9.59%

Performance Inception Date	Jul. 16, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 146,843,925
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 76,991
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$146,843,925
Total number of portfolio holdings	479
Total advisory fees paid	$76,991
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.50%
NVIDIA Corp.	4.26%
Microsoft Corp.	4.16%
Amazon.com, Inc.	2.73%
Alphabet, Inc., Class A	1.76%
Meta Platforms, Inc., Class A	1.68%
Alphabet, Inc., Class C	1.62%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.50%
Tesla, Inc.	1.36%
JPMorgan Chase & Co.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.50%
NVIDIA Corp.	4.26%
Microsoft Corp.	4.16%
Amazon.com, Inc.	2.73%
Alphabet, Inc., Class A	1.76%
Meta Platforms, Inc., Class A	1.68%
Alphabet, Inc., Class C	1.62%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.50%
Tesla, Inc.	1.36%
JPMorgan Chase & Co.	1.02%
* Excluding money market fund holdings, if any.

C000262117 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Fixed Income ETF
Class Name	Invesco Core Fixed Income ETF
Trading Symbol	GTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Fixed Income ETF (the “Fund”) for the period July 21, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Core Fixed Income ETF	$6	0.23%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 6	[26]
Expense Ratio, Percent	0.23%	[27],[28]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal period July 23, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 3.13%. During the same time period, the Bloomberg U.S. Aggregate Bond Index returned 3.19%.
What contributed to performance?
Allocations |  An overweight allocation to conventional 30-year mortgages positively contributed to relative performance for the period.
Security Selection | Security selection within asset-backed securities and brokerage, asset managers, and exchanges contributed positively to relative performance during the period.
What detracted from performance?
Allocations |  An overweight allocation to banking and an underweight allocation to 30-year Government National Mortgage Association (GNMA) securities detracted from relative performance.
Security Selection | Security selection within investment grade banking also detracted from relative performance for the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (7/23/25)
Invesco Core Fixed Income ETF — NAV Return	3.13%
Bloomberg U.S. Aggregate Bond Index	3.19%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 175,843,093
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 23,308
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$175,843,093
Total number of portfolio holdings	359
Total advisory fees paid	$23,308
Portfolio turnover rate	160%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.63%, 09/30/2030	8.70%
U.S. Treasury Notes, 3.50%, 09/30/2027	7.43%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	6.07%
U.S. Treasury Bonds, 4.75%, 05/15/2055	5.62%
U.S. Treasury Notes, 3.50%, 10/15/2028	5.39%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.32%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.21%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2055	2.99%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.63%, 09/30/2030	8.70%
U.S. Treasury Notes, 3.50%, 09/30/2027	7.43%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	6.07%
U.S. Treasury Bonds, 4.75%, 05/15/2055	5.62%
U.S. Treasury Notes, 3.50%, 10/15/2028	5.39%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.32%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.21%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2055	2.99%
* Excluding money market fund holdings, if any.

C000262118 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Municipal ETF
Class Name	Invesco Intermediate Municipal ETF
Trading Symbol	INTM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Municipal ETF (the “Fund”) for the period July 21, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Municipal ETF	$10	0.35%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 10	[29]
Expense Ratio, Percent	0.35%	[30]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2025, the municipal bond market benefited from elevated supply, inflows and strong credit fundamentals. High yield municipals generally underperformed investment grade over the time period.
• For the fiscal period July 23, 2025 (Fund inception) through October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 3.81%. During the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index returned 3.88%.
What contributed to performance?
Relative Contributors |  Underweight exposure and security selection among state and local general obligation bonds added to relative return over the period. Underweight exposure and security selection among higher coupon bonds (5.00-5.49% specifically) was also a contributor to relative results. On a regional level, security selection among bonds domiciled in Texas contributed to the Fund’s performance.
What detracted from performance?
Relative Detractors |  Security selection among hospital bonds detracted from relative return over the period. Security selection among lower coupon bonds (3.99% and lower specifically) was also detractive from relative results. On a regional level, security selection among bonds domiciled in Michigan detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (7/23/25)
Invesco Intermediate Municipal ETF — NAV Return	3.81%
S&P Municipal Bond Index	4.66%
S&P Municipal Bond 2-17 Years Investment Grade Index	3.88%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 56,788,827
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 21,699
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$56,788,827
Total number of portfolio holdings	143
Total advisory fees paid	$21,699
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
New Orleans Aviation Board, Series 2024 B, Ref. RB, 5.25%, 01/01/2041	2.86%
Highlands County Health Facilities Authority, Series 2025, VRD RB, 3.90%, 11/05/2025	2.34%
Newark (City of), NJ, Series 2016, GO Bonds, 4.50%, 03/15/2036	2.25%
New Jersey Transportation Trust Fund Authority, Series 2025 AA, RB, 5.00%, 06/15/2039	1.99%
Washington Health Care Facilities Authority (Commonspirit Health), Series 2025 A, Ref. RB, 5.00%, 09/01/2040	1.93%
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2024 K, RB, 6.00%, 10/01/2055	1.90%
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB, 3.90%, 11/05/2025	1.89%
Kentucky Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	1.84%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.82%
Colorado Educational & Cultural Facilities Authority, Series 2008 A-12, VRD RB, 3.90%, 11/05/2025	1.80%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
New Orleans Aviation Board, Series 2024 B, Ref. RB, 5.25%, 01/01/2041	2.86%
Highlands County Health Facilities Authority, Series 2025, VRD RB, 3.90%, 11/05/2025	2.34%
Newark (City of), NJ, Series 2016, GO Bonds, 4.50%, 03/15/2036	2.25%
New Jersey Transportation Trust Fund Authority, Series 2025 AA, RB, 5.00%, 06/15/2039	1.99%
Washington Health Care Facilities Authority (Commonspirit Health), Series 2025 A, Ref. RB, 5.00%, 09/01/2040	1.93%
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2024 K, RB, 6.00%, 10/01/2055	1.90%
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB, 3.90%, 11/05/2025	1.89%
Kentucky Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	1.84%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.82%
Colorado Educational & Cultural Facilities Authority, Series 2008 A-12, VRD RB, 3.90%, 11/05/2025	1.80%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Excluding money market fund holdings, if any.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[10]	Annualized.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[13]	Annualized.
[14]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[15]	Annualized.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[18]	Annualized.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[21]	Annualized.
[22]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[23]	Annualized.
[24]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[25]	Annualized.
[26]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[27]	Annualized.
[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[29]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[30]	Annualized.